Schedule of Other Receivables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Institutions	₪ 6,384	₪ 2,535
Prepaid expenses	3,132	4,979
Prepayments to suppliers	1,212	8,140
Loans to non-related parties, net (A)	64,352	4,680
Receivables revenue	3,840	1,187
Related parties	16,087
Others	2,368	11,723
Other Receivables	₪ 97,375	₪ 33,244